Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Tax Expense (Benefit)	The tax expense (benefit) comprises:

	Years Ended December 31,
	2012	2013
	$	$
Current Tax	9,455,994	16,324,841
Deferred Tax	(476,345)	(61,549)

Total	8,979,649	16,263,292

Reconciliation Between Statutory Tax Rate to Income Before Income Taxes and Actual Provision for Income Taxes

Reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes is as follows:

	Years Ended December 31,
	2012	2013
PRC income tax rate	25.00%	25.00%
Expenses not deductible for tax purposes	0.95%	0.29%
Effect of tax-free investment income	—	(1.35%)
Effect of uncertain tax positions	(0.48%)	0.25%
Effect of different tax rate of subsidiary operation in other jurisdiction	0.72%	(0.60%)
Effect of reversal of deferred tax asset allowance	—	(0.78%)
Effect of nondeductible accumulative losses	1.68%	—
Effect of others	0.85%	1.07%

	28.72%	23.88%

Principal Components of Deferred Income Tax Asset and Liabilities

The principal components of the deferred income tax asset and liabilities are as follows:

	As of December 31,
	2012	2013
	$	$
Deferred tax assets:
Accrued expenses	3,104,439	1,534,183
Tax loss carry forward	1,054,789	619,395
Unrealized other income	414,217	454,370
Others	17,569	544

Gross deferred tax assets	4,591,014	2,608,492
Valuation allowance	(527,040)	—

Net deferred tax assets	4,063,974	2,608,492

Analysis as:
Current	2,958,158	1,113,723
Non-current	1,105,816	1,494,769

Deferred tax liabilities:
Unrealized investment income	120,266	329,660

Total deferred tax liabilities	120,266	329,660

Analysis as:
Current	120,266	329,660
Non-current	—	—

Movement of Uncertain Tax Positions

The movement of the Group’s uncertain tax positions is summarized as follows:

$
Unrecognized tax benefit—December 31, 2010	1,364,122
Gross increases—accrued interest in current period	168,926
Settlements	—
Exchange rate translation	61,549

Unrecognized tax benefit—December 31, 2011	1,594,597
Gross increases—accrued interest in current period	169,389
Settlements	—
Reverse due to lapse of statue of limitation	(322,378)
Exchange rate translation	10,289

Unrecognized tax benefit—December 31, 2012	1,451,897
Gross increases—accrued interest in current period	168,926
Settlements	—
Reverse due to lapse of statute of limitations	—
Exchange rate translation	29,576

Unrecognized tax benefit—December 31, 2013	1,650,399